Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	874	$ 987
International Equity Funds - 25.2%
Transamerica Emerging Markets Equity (C)	2,039,753	16,338,424
Transamerica International Equity (C)	4,851,463	103,530,228
Transamerica International Focus (C)	5,536,245	37,480,382
Transamerica International Small Cap Value (C)	730,380	10,707,364
Transamerica International Stock (C)	9,311,351	110,898,187
		278,954,585
U.S. Equity Funds - 72.1%
Transamerica Capital Growth (B)(C)	2,133,341	26,474,757
Transamerica Large Cap Value (C)	21,629,968	330,289,611
Transamerica Mid Cap Growth (C)	1,702,890	18,578,535
Transamerica Mid Cap Value Opportunities (C)	1,235,460	13,552,994
Transamerica Small Cap Growth (C)	1,954,197	12,760,904
Transamerica Small Cap Value (C)	2,393,112	11,965,561
Transamerica Sustainable Equity Income (C)	4,287,574	35,158,109
Transamerica US Growth (C)	11,183,884	348,937,170
		797,717,641
U.S. Mixed Allocation Fund - 1.6%
Transamerica Energy Infrastructure (C)	1,982,768	18,142,329
Total Investment Companies (Cost $829,158,246)		1,094,815,542
	Shares	Value
EXCHANGE-TRADED FUNDS - 0.1%
U.S. Equity Funds - 0.1%
Alerian MLP ETF	9,720	$ 501,261
Health Care Select Sector SPDR Fund	8,875	1,303,471
Total Exchange-Traded Funds (Cost $1,686,341)		1,804,732

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $9,318,198 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $9,503,302.	$ 9,316,801	9,316,801
Total Repurchase Agreement (Cost $9,316,801)		9,316,801
Total Investments (Cost $840,161,388)		1,105,937,075
Net Other Assets (Liabilities) - 0.1%		1,371,787
Net Assets - 100.0%		$ 1,107,308,862
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	128	03/21/2025	$38,383,295	$38,830,400	$447,105	$—
TOPIX Index	19	03/13/2025	3,350,178	3,419,130	68,952	—
Total Futures Contracts					$516,057	$—
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,094,814,555	$—	$—	$1,094,814,555
Exchange-Traded Funds	1,804,732	—	—	1,804,732
Repurchase Agreement	—	9,316,801	—	9,316,801
Total	$1,096,619,287	$9,316,801	$—	$1,105,936,088
Investment Companies Measured at Net Asset Value (D)				987
Total Investments				$1,105,937,075
Other Financial Instruments
Futures Contracts (H)	$516,057	$—	$—	$516,057
Total Other Financial Instruments	$516,057	$—	$—	$516,057
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$23,847,106	$—	$(4,000,001)	$595,756	$6,031,896	$26,474,757	2,133,341	$—	$—
Transamerica Emerging Markets Equity	25,593,863	37,870	(8,999,999)	(1,904,047)	1,610,737	16,338,424	2,039,753	37,869	—
Transamerica Energy Infrastructure	16,297,181	167,881	—	—	1,677,267	18,142,329	1,982,768	167,881	—
Transamerica Global Allocation Liquidating Trust	1,051	—	—	—	(64)	987	874	—	—
Transamerica International Equity	92,321,738	10,749,770	—	—	458,720	103,530,228	4,851,463	2,449,811	299,959
Transamerica International Focus	42,006,903	6,187,035	(5,500,000)	985,152	(6,198,708)	37,480,382	5,536,245	570,843	5,616,192
Transamerica International Small Cap Value	7,416,361	3,420,796	—	—	(129,793)	10,707,364	730,380	316,061	104,736
Transamerica International Stock	104,404,955	9,139,216	—	—	(2,645,984)	110,898,187	9,311,351	2,975,584	3,163,632
Transamerica Large Cap Value	283,933,591	39,012,935	—	—	7,343,085	330,289,611	21,629,968	2,478,484	3,534,451
Transamerica Mid Cap Growth	16,427,321	676,747	—	—	1,474,467	18,578,535	1,702,890	—	676,747
Transamerica Mid Cap Value Opportunities	13,137,662	1,212,543	—	—	(797,211)	13,552,994	1,235,460	199,531	1,013,012
Transamerica Small Cap Growth	7,071,677	5,825,135	—	—	(135,908)	12,760,904	1,954,197	—	825,135
Transamerica Small Cap Value	7,839,820	5,739,264	—	—	(1,613,523)	11,965,561	2,393,112	147,043	1,592,221
Transamerica Sustainable Equity Income	33,226,135	3,351,388	—	—	(1,419,414)	35,158,109	4,287,574	108,818	2,242,570
Transamerica US Growth	292,629,356	80,378,382	(9,000,000)	(30,833)	(15,039,735)	348,937,170	11,183,884	504,748	41,873,635
Total	$966,154,720	$165,898,962	$(27,500,000)	$(353,972)	$(9,384,168)	$1,094,815,542	70,973,260	$9,956,673	$60,942,290

Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$987	0.0%(A)

(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds